Short-Term and Long-Term Debt (Details) - Schedule of short-term and long-term debt - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of short-term and long-term debt [Abstract]
Promissory notes			$ 500
Paycheck Protection Program loan	$ 1,000	1,900
Total debt		1,900	500
Less current portion of long-term debt	1,018		(500)
Total long-term debt, net of current portion	$ 1,908	$ 1,900